CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Solar modules	¥ 12,688,843	¥ 9,291,940	¥ 4,388,251
Solar cells and other products	761,931	1,847,456	2,413,645
Electricity generation	64,226
Solar products processing	10,407	156,127	380,893
Total revenues	13,525,407	11,295,523	7,182,789
Cost of revenues
Solar modules	(10,520,727)	(7,843,582)	(3,861,178)
Solar cells and other products	(675,384)	(1,602,597)	(2,270,052)
Electricity generation	(29,736)
Solar products processing	(6,971)	(92,849)	(289,270)
Total cost of revenues	(11,232,818)	(9,539,028)	(6,420,500)
Gross profit	2,292,589	1,756,495	762,289
Selling, general and administrative expenses	(1,246,449)	(954,307)	(765,236)
Research and development expense	(148,548)	(139,683)	(88,306)
Impairment loss on project assets	(32,574)	0
Total operating expenses	(1,427,571)	(1,093,990)	(853,542)
(Loss)/income from operations	865,018	662,505	(91,253)
Change in fair value of derivatives	44,033	84,484	(51,867)
Interest expense	(249,382)	(229,665)	(285,618)
Interest income	25,571	28,213	17,091
Foreign exchange (loss)/gain	31,890	(61,822)	(43,828)
(Loss)/income from equity method investments	6,180	3,211	(2,108)
Other income, net	48,492	33,114	16,064
(Loss)/income before income taxes	771,802	520,040	(441,519)
Income tax benefit/(expense)	(157,332)	(73,390)	15,027
Net (loss)/income	614,470	446,650	(426,492)
Less: (earnings)/loss attributable to the noncontrolling interest	9,243	(22,879)	(2,788)
Net (loss)/income attributable to JA Solar Holdings	623,713	423,771	(429,280)
Less: fair value of warrants in excess of net proceeds of equity offering			(44,396)
Less: allocation of net income to a participating warrant holder	(107,828)	(77,174)
Net (loss)/income attributable to JA Solar's ordinary shareholders	515,885	346,597	(473,676)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax	(35,038)	4,597	9,507
Other comprehensive income/(loss)	(35,038)	4,597	9,507
Comprehensive (loss)/income	579,432	451,247	(416,985)
Less: comprehensive (income)/loss attributable to the noncontrolling interest	9,243	(22,879)	(2,788)
Comprehensive (loss)/income attributable to JA Solar Holdings	588,675	428,368	(419,773)
Less: fair value of warrants in excess of net proceeds of equity offering			(44,396)
Less: allocation of net income to a participating warrant holder	(107,828)	(77,174)
Comprehensive (loss)/income attributable to JA Solar's ordinary shareholders	¥ 480,847	¥ 351,194	¥ (464,169)
Net (loss)/income per share:
Basic (in CNY per share)	¥ 2.12	¥ 1.43	¥ (2.35)
Diluted (in CNY per share)	¥ 2.12	¥ 1.38	¥ (2.35)
Weighted average number of shares outstanding :
Basic (in shares)	243,506,821	242,192,859	201,317,884
Diluted (in shares)	243,744,921	242,863,084	201,317,884
Net (loss)/income per ADS:
Basic (in dollars per share)	¥ 10.59	¥ 7.17	¥ (11.76)
Diluted (in dollars per share)	¥ 10.58	¥ 6.88	¥ (11.76)
Weighted average number of ADS:
Basic (in shares)	48,701,364	48,438,572	40,263,577
Diluted (in shares)	48,748,984	48,572,617	40,263,577